Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	May 04, 2017 USD ($)	Mar. 28, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 06, 2016 MXN ($)	Dec. 06, 2016 BRL (R$)
Disclosure of detailed information about business combination [line items]
Goodwill		$ 0
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Total current assets	$ 9,645,000,000
Total non-current assets	18,909,000,000
Total assets	32,698,000,000
Total liabilities	(10,101,000,000)
Net assets acquired	22,597,000,000
Non-controlling interest	(11,073,000,000)
Equity interest held previously	22,110,000,000
Intangible assets recognised as of acquisition date	11,524,000,000
Carrying value of CCFPI investment derecognized	11,690,000,000
Loss as a result of remeasuring to fair value the equity interest	(166,000,000)
Gain on derecognition of other comprehensive income	2,996,000,000
Total profit from remeasurement of previously equity interest	2,830,000,000
CCFPI [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	4,144,000,000
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Total current assets	4,390,000,000
Total non-current assets	11,344,000,000
Total assets	30,527,000,000
Total liabilities	(11,708,000,000)
Net assets acquired	18,819,000,000		$ 4,082
Goodwill	2,173,000,000
Net cash paid	13,198,000,000					$ 10,370,000,000	R$ 1,730
Total consideration transferred	20,992,000,000					$ 20,992,000,000	R$ 3,508
Amount to be paid through Promissory Notes	(6,992,000,000)
Cash acquired	1,287,000,000			$ 1,287,000,000
Amount recognized as embedded financial instrument	485,000,000
Vonpar [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	$ 14,793,000,000
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total current assets					$ 1,125,000,000
Total non-current assets					3,316,000,000
Total assets					4,441,000,000
Total liabilities					(2,062,000,000)
Net assets acquired					2,379,000,000
Goodwill					3,204,000,000
Non-controlling interest					35,000,000
Equity interest held previously					369,000,000
Net cash paid					5,618,000,000
Total consideration transferred					5,612,000,000
Cash acquired					$ 211,000,000
Other acquisitions [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Total current assets		1,846,000,000
Total non-current assets		3,795,000,000
Total assets		10,243,000,000
Total liabilities		(3,691,000,000)
Net assets acquired		6,552,000,000
Net cash paid		5,692,000,000
Total consideration transferred		6,552,000,000
Cash acquired		(860,000,000)
Other acquisitions [member] | Distribution rights [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date		$ 4,602,000,000